October 23, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
     Merrill Lynch Utility Income
               Fund, Inc.
     File No. 33-49787

Dear Sirs:

In accordance with the provisions of
Rule 24f-2 under the Investment
Company Act of 1940, Merrill Lynch
Utility Income Fund, Inc. (the "Fund")
hereby files its Rule 24f-2 Notice
(the "Notice").

1. The Notice is being filed for the
    fiscal year of the Fund ended
    August 31, 1995 (the "Fiscal
    Year").

2. No shares of common stock of the
    Fund which had been registered
    under the Securities Act of 1933
    (the "Securities Act") other than
    pursuant to Rule 24f-2 remained
    unsold at the beginning of the
    Fiscal Year.

3. No shares of common stock were
    registered under the Securities
    Act during the Fiscal Year other
    than pursuant to Rule 24f-2.

4. 3,514,546 shares of common stock
    were sold during the Fiscal Year.*



____________
*Of this amount 588,987 Class A shares
  were sold at an aggregate price of
  $5,128,529, 2,441,589 Class B
  shares were sold at an aggregate price
  of $20,822,486, 204,953 Class C
  shares were sold at an aggregate price
  of $1,771,501 and 279,017 Class D
  shares were sold at an aggregate price
  of $2,428,644.  The aggregate sale
  price for all shares of common stock
  sold during the Fiscal Year was
  $30,151,160.  See paragraph 6 for
  the calculation of the aggregate sale
  price of shares sold in reliance upon
  Rule 24f-2.

5. 3,514,546 shares of common stock
    were sold during the Fiscal Year in
    reliance upon registration pursuant
    to Rule 24f-2.  Attached to the
    Notice is an opinion of Shereff,
    Friedman, Hoffman and Goodman,
    LLP counsel for the Fund, indicating
    that the securities the registration of
    which this Notice makes definite in
    number were legally issued, fully
    paid and non-assessable.

6. In accordance with Paragraph (c) of
    Rule 24f-2, the fee of $2,218.42  has
    been wired.  Such fee, which relates
    to the 3,514,546 shares of common
    stock referred to in Paragraph 5, is
    based upon the aggregate sale price
    for which such securities were sold
    during the Fiscal Year, reduced by
    the actual aggregate redemption or
    repurchase price of shares of
    common stock redeemed or
    repurchased during the Fiscal Year.
    The Fund did not apply the redemption
    or repurchase price of any shares of
    common stock redeemed or
    repurchased during the Fiscal Year
    pursuant to Rule 24e-2(a) in filings
    made pursuant to Section 24(e)(1) of
    the Investment Company Act of 1940.
    The calculation of the amount on which
    the filing fee is based is as follows:

   (i)  Actual aggregate sale price
        for the 3,514,546 shares of
        common stock sold during the
        Fiscal Year in reliance upon
        registration pursuant to Rule
        24f-2.                                         $30,151,160

reduced by

   (ii) Actual aggregate redemption
        price for the 2,738,711 shares
        of common stock redeemed
        during the Fiscal Year.*               $23,717,751

equals amount on which filing fee is
based                                                $6,433,409

Based upon the above calculation,
$2,218.42 is payable with respect
to the registration of 3,514,546
shares of common stock of the
Fund.


____________
*Of this amount 753,319 Class A
shares were redeemed at an
aggregate price of $6,544,085,
1,708,842 Class B shares were
redeemed at an aggregate price of
$14,750,314, 56,261 Class C
shares were redeemed at an
aggregate price of $500,479 and
220,289 Class D shares were
redeemed at an aggregate price
of $1,922,873.  Please direct any
questions relating to this filing to
Thomas D. Jones III at P.O. Box
9011, Princeton, NJ, 08543-9011
or to Valerie Zondorak at Shereff,
Friedman, Hoffman and Goodman,
LLP, 919 Third Avenue, New York,
New York  10022, (212) 891-9244.

Very truly yours,

Merrill Lynch Utility Income
          Fund, Inc.




By /s/ Thomas D. Jones III
   - - - - - - - - - - -
   (Thomas D. Jones)
      Secretary